UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

          GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

    Caesar M. P. Bryan    Vincent Hugonnard-Roche

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was (4.8)%, compared with total returns of (1.6)% and (4.6)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was (3.4)%. The Fund’s NAV per share was $5.05, while the price of the publicly traded shares closed at $4.89 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception

	Quarter	1 Year	3 Year	5 Year	10 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(4.81)%	(1.23)%	0.45%	(5.11)%	(5.71)%	0.46%
Investment Total Return (c)	(3.40)	(2.46)	1.46	(5.88)	(4.90)	(0.07)
CBOE S&P 500 Buy/Write Index	(1.56)	6.95	7.22	7.42	5.09	5.43
Bloomberg Barclays Government/Credit Bond Index	(1.61)	1.33	1.21	1.82	3.62	4.05
Energy Select Sector Index	(5.85)	(0.13)	(1.54)	(0.55)	1.35	5.78
XAU Index	(4.64)	(2.56)	8.14	(8.78)	(6.41)	0.02

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 85.6%
	Energy and Energy Services — 39.5%
134,000	Anadarko Petroleum Corp.(a)	$8,094,940
37,500	Andeavor(a)	3,771,000
107,000	Apache Corp.(a)	4,117,360
121,375	Baker Hughes, a GE Company(a)	3,370,584
375,000	BP plc, ADR(a)	15,202,500
122,500	Cabot Oil & Gas Corp.	2,937,550
218,500	Chevron Corp.(a)	24,917,740
25,000	Cimarex Energy Co.	2,337,500
37,500	Concho Resources Inc.†(a)	5,637,375
137,000	ConocoPhillips(a)	8,122,730
129,500	Devon Energy Corp.(a)	4,116,805
117,620	Enbridge Inc.	3,701,501
450,000	Eni SpA	7,911,309
141,500	EOG Resources Inc.(a)	14,895,705
46,000	EQT Corp.	2,185,460
497,000	Exxon Mobil Corp.(a)	37,081,170
214,500	Halliburton Co.(a)	10,068,630
30,000	Helmerich & Payne Inc.	1,996,800
36,000	Hess Corp.(a)	1,822,320
420,000	Kinder Morgan Inc.(a)	6,325,200
140,000	Marathon Oil Corp.	2,258,200
122,500	Marathon Petroleum Corp.(a)	8,955,975
57,000	Newfield Exploration Co.†.	1,391,940
122,454	Noble Energy Inc.	3,710,356
90,300	Occidental Petroleum Corp.(a)	5,865,888
108,000	ONEOK Inc.	6,147,360
105,000	Phillips 66(a)	10,071,600
43,000	Pioneer Natural Resources Co.(a)	7,386,540
60,000	Range Resources Corp.	872,400
935,000	Royal Dutch Shell plc, Cl. A	29,299,098
336,466	Schlumberger Ltd.(a)	21,796,268
187,500	Suncor Energy Inc.(a)	6,476,250
120,000	Sunoco LP(a)	3,061,200
115,000	TechnipFMC plc(a)	3,386,750
213,000	The Williams Companies Inc.(a)	5,295,180
298,000	TOTAL SA, ADR(a)	17,191,620
110,000	Valero Energy Corp.(a)	10,204,700

		311,985,504

	Metals and Mining — 46.1%
675,500	Agnico Eagle Mines Ltd.(a)	28,418,285
1,580,000	Alacer Gold Corp.†	2,514,068
2,826,045	Alamos Gold Inc., New York, Cl. A(a)	14,723,694
1,055,647	Alamos Gold Inc., Toronto, Cl. A	5,489,840
357,800	AngloGold Ashanti Ltd., ADR(a)	3,395,522
300,180	Antofagasta plc	3,878,806
700,000	Asanko Gold Inc.†	706,330
3,700,000	B2Gold Corp.†	10,101,000
741,300	Barrick Gold Corp.(a)	9,229,185
2,400,000	Belo Sun Mining Corp.†	651,997
3,000,000	Centamin plc	6,496,577

Shares		Market Value

300,000	Centerra Gold Inc.†	$1,720,806
1,725,000	Continental Gold Inc.†	4,739,783
1,149,400	Detour Gold Corp.†	11,633,621
1,579,800	Eldorado Gold Corp., New York†(a)	1,327,032
506,434	Eldorado Gold Corp., Toronto†	424,534
190,000	Endeavour Mining Corp.†	3,505,492
900,000	Fortuna Silver Mines Inc.†	4,689,000
360,000	Franco-Nevada Corp.(a)	24,620,400
1,596,636	Fresnillo plc	28,415,354
702,000	Gold Fields Ltd., ADR	2,822,040
912,300	Goldcorp Inc.(a)	12,607,986
3,676,832	Hochschild Mining plc	10,273,319
193,795	Kirkland Lake Gold Ltd.	3,003,909
40,000	Labrador Iron Ore Royalty Corp.	655,102
161,000	MAG Silver Corp., New York†(b)(c)	1,569,750
560,000	MAG Silver Corp., Toronto†	5,485,466
1,384,725	Newcrest Mining Ltd.	20,812,417
448,500	Newmont Mining Corp.(a)	17,522,895
596,100	Northern Dynasty Minerals Ltd.†	555,222
3,000,000	OceanaGold Corp.	8,080,103
710,000	Osisko Gold Royalties Ltd.	6,855,591
850,000	Perseus Mining Ltd.†	313,385
175,500	Polyus PJSC, GDR	6,826,950
119,600	Pretium Resources Inc., New York†	796,536
150,400	Pretium Resources Inc., Toronto†	999,281
422,900	Randgold Resources Ltd., ADR(a)	35,202,196
300,000	Rio Tinto plc, ADR(a)	15,459,000
303,000	Royal Gold Inc.(a)	26,018,610
850,000	SEMAFO Inc.†	2,447,704
1,060,000	Tahoe Resources Inc.(a)	4,971,400
590,000	Torex Gold Resources Inc.†	3,622,385
600,000	Wesdome Gold Mines Ltd.†	912,795
445,000	Wheaton Precious Metals Corp.(a)	9,064,650

		363,560,018

	TOTAL COMMON STOCKS	675,545,522

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Energy Services — 0.3%
82,300	Kinder Morgan Inc., 9.750%, Series A	2,558,707

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
150,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	1,825

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$ 1,600,000	B2Gold Corp., 3.250%, 10/01/18	$1,616,800
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,552,373
250,000	Pretium Resources Inc., 2.250%, 03/15/22	210,125

		3,379,298

	CORPORATE BONDS — 1.2%
	Energy and Energy Services — 0.4%
1,000,000	CNX Resources Corp., 5.875%, 04/15/22	1,008,750
1,000,000	The Williams Companies Inc., 7.875%, 09/01/21 .	1,128,750
1,000,000	Weatherford International Ltd., 7.750%, 06/15/21	936,250

		3,073,750

	Metals and Mining — 0.8%
2,600,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	2,476,500
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	2,050,000
2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	2,047,500

		6,574,000

	TOTAL CORPORATE BONDS	9,647,750

	U.S. GOVERNMENT OBLIGATIONS — 12.4%
98,216,000	U.S. Treasury Bills, 1.444% to 1.867%††, 05/03/18 to 09/13/18(d)	97,808,514

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $970,899,027)	$788,941,616

(a)	Securities, or a portion thereof, with a value of $282,584,400 were deposited with the broker as collateral for options written.
(b)

At March 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $1,571,575 or 0.20% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	3/31/18 Carrying Value Per Share
161,000	MAG Silver Corp., New York	11/17/17	$1,685,670	$9.7500
150,000	Osisko Mining Inc. Expire 08/28/18	02/17/17	68,708	0.0122

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $8,145,575 or 1.03% of total investments before options written.

(d)	At March 31, 2018, $61,985,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value

Long Positions
United States	44.9%	$354,636,184
Canada	25.5	201,180,580
Europe.	22.8	179,543,479
Latin America	3.3	26,238,009
Asia/Pacific	2.7	21,125,802
South Africa	0.8	6,217,562

Total Investments — Long Positions	100.0%	$788,941,616

Short Positions
United States	(2.4)%	$(19,181,356)
Canada	(0.2)	(1,445,860)
Europe.	(0.1)	(680,461)
Asia/Pacific	(0.0)**	(70,302)

Total Investments — Short Positions	(2.7)%	$(21,377,979)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

As of March 31, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (1.7)%
Agnico Eagle Mines Ltd.	Pershing LLC	2,285	9,612,995	USD	47.50	04/20/18	$13,258
Agnico Eagle Mines Ltd.	Pershing LLC	2,090	8,792,630	USD	40.00	06/15/18	756,593
Alamos Gold Inc.	Pershing LLC	13,000	6,773,000	USD	7.00	04/20/18	142,167
Alamos Gold Inc.	Pershing LLC	13,000	6,773,000	USD	7.00	05/18/18	160,623
Anadarko Petroleum Corp.	Pershing LLC	430	2,597,630	USD	60.00	04/20/18	90,675
Anadarko Petroleum Corp.	Pershing LLC	460	2,778,860	USD	60.00	05/18/18	153,695
Anadarko Petroleum Corp.	Pershing LLC	450	2,718,450	USD	60.00	06/15/18	176,184
Andeavor	Pershing LLC	125	1,257,000	USD	97.50	05/18/18	80,120
Andeavor	Pershing LLC	125	1,257,000	USD	100.00	06/15/18	70,262
Antofagasta plc	Morgan Stanley	300	2,763,000	GBp	940.00	05/18/18	91,658
Apache Corp.	Pershing LLC	375	1,443,000	USD	40.00	05/18/18	55,521
B2Gold Corp.	Pershing LLC	12,500	3,412,500	USD	3.00	04/20/18	124,620
B2Gold Corp.	Pershing LLC	12,500	3,412,500	USD	3.00	05/18/18	232,169
B2Gold Corp.	Pershing LLC	12,000	3,276,000	USD	3.00	06/15/18	304,056
B2Gold Corp.	The Goldman Sachs Group, Inc.	4,050	1,105,650	USD	3.93	10/01/18	110,484
Baker Hughes, a GE Company	Pershing LLC	360	999,720	USD	35.00	04/20/18	1,425
Baker Hughes, a GE Company	Pershing LLC	450	1,249,650	USD	28.00	05/18/18	65,460
Baker Hughes, a GE Company	Pershing LLC	450	1,249,650	USD	31.00	06/15/18	34,483
Barrick Gold Corp.	Pershing LLC	2,500	3,112,500	USD	13.50	05/18/18	56,782
Barrick Gold Corp.	Pershing LLC	2,230	2,776,350	USD	12.50	06/15/18	148,391
BP plc, ADR	Pershing LLC	1,270	5,148,580	USD	43.00	04/20/18	11,294
BP plc, ADR	Pershing LLC	1,330	5,391,820	USD	40.00	05/18/18	178,938
BP plc, ADR	Pershing LLC	1,150	4,662,100	USD	40.00	06/15/18	190,989
Cabot Oil & Gas Corp.	Pershing LLC	425	1,019,150	USD	24.00	05/18/18	49,175
Chevron Corp.	Pershing LLC	700	7,982,800	USD	115.00	05/18/18	206,960
Concho Resources Inc.	Pershing LLC	120	1,803,960	USD	157.50	04/20/18	14,522
Concho Resources Inc.	Pershing LLC	470	7,065,510	USD	55.00	05/18/18	245,034
Concho Resources Inc.	Pershing LLC	130	1,954,290	USD	150.00	05/18/18	89,167
Concho Resources Inc.	Pershing LLC	125	1,879,125	USD	150.00	08/17/18	145,127
ConocoPhillips	Pershing LLC	450	2,668,050	USD	60.00	04/20/18	54,625
Devon Energy Corp.	Pershing LLC	450	5,518,350	USD	37.00	05/18/18	17,535
Enbridge Inc.	Pershing LLC	576	2,836,800	USD	40.00	04/20/18	1
Eni SpA	Morgan Stanley	300	2,143,200	EUR	15.00	04/20/18	5,231

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Eni SpA	Morgan Stanley	300	2,143,200	EUR	14.00	05/18/18	$94,323
Eni SpA	Morgan Stanley	300	2,143,200	EUR	14.00	06/15/18	67,122
EOG Resources Inc.	Pershing LLC	490	5,158,230	USD	107.00	05/18/18	161,611
Exxon Mobil Corp.	Pershing LLC	1,600	11,937,600	USD	87.50	04/20/18	695
Exxon Mobil Corp.	Pershing LLC	1,680	12,534,480	USD	79.00	05/18/18	85,053
Franco-Nevada Corp.	Pershing LLC	1,200	8,206,800	USD	80.00	04/20/18	1,726
Franco-Nevada Corp.	Pershing LLC	1,200	8,206,800	USD	76.00	05/18/18	70,568
Franco-Nevada Corp.	Pershing LLC	1,200	8,206,800	USD	70.00	06/15/18	325,253
Goldcorp Inc.	Pershing LLC	2,500	3,455,000	USD	14.00	05/18/18	154,558
Goldcorp Inc.	Pershing LLC	3,040	4,201,280	USD	14.00	06/15/18	236,150
Halliburton Co.	Pershing LLC	675	3,168,450	USD	55.00	04/20/18	2,447
Halliburton Co.	Pershing LLC	750	3,520,500	USD	47.50	05/18/18	148,398
Helmerich & Payne Inc.	Pershing LLC	150	998,400	USD	70.00	06/15/18	36,456
Hess Corp.	Pershing LLC	180	911,160	USD	55.00	04/20/18	7,411
Hess Corp.	Pershing LLC	180	911,160	USD	47.50	05/18/18	89,047
Kinder Morgan Inc.	Pershing LLC	1,400	2,108,400	USD	18.00	05/18/18	3,082
Kinder Morgan Inc.	Pershing LLC	1,400	2,108,400	USD	17.00	06/15/18	20,710
Marathon Oil Corp.	Pershing LLC	700	1,129,100	USD	19.00	04/20/18	2,509
Marathon Oil Corp.	Pershing LLC	700	1,129,100	USD	16.00	05/18/18	73,072
Marathon Petroleum Corp.	Pershing LLC	415	3,034,065	USD	67.50	05/18/18	276,341
Marathon Petroleum Corp.	Pershing LLC	410	2,997,510	USD	67.50	06/15/18	297,341
Newcrest Mining Ltd.	Morgan Stanley	5,100	9,980,221	AUD	22.50	06/15/18	70,302
Newfield Exploration Co.	Pershing LLC	180	439,560	USD	34.00	04/20/18	4
Newfield Exploration Co.	Pershing LLC	190	463,980	USD	27.50	05/18/18	10,031
Newmont Mining Corp.	Pershing LLC	1,500	5,860,500	USD	39.00	05/18/18	262,740
Newmont Mining Corp.	Pershing LLC	1,470	5,743,290	USD	37.00	06/15/18	472,816
Noble Energy Inc.	Pershing LLC	400	1,212,000	USD	32.50	04/20/18	10,823
Noble Energy Inc.	Pershing LLC	400	1,212,000	USD	27.50	05/18/18	136,844
Occidental Petroleum Corp.	Pershing LLC	288	1,870,848	USD	77.50	04/20/18	225
Occidental Petroleum Corp.	Pershing LLC	315	2,046,240	USD	70.00	05/18/18	22,176
ONEOK Inc.	Pershing LLC	360	2,049,120	USD	57.50	04/20/18	39,719
ONEOK Inc.	Pershing LLC	360	2,049,120	USD	57.50	05/18/18	55,873
ONEOK Inc.	Pershing LLC	350	1,992,200	USD	57.50	06/15/18	69,956
Phillips 66	Pershing LLC	340	3,261,280	USD	92.50	05/18/18	175,156
Phillips 66	Pershing LLC	360	3,453,120	USD	95.00	06/15/18	159,840
Pioneer Natural Resources Co.	Pershing LLC	135	2,319,030	USD	190.00	04/20/18	3,684

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Pioneer Natural Resources Co.	Pershing LLC	150	2,576,700	USD	180.00	05/18/18	$69,259
Randgold Resources Ltd., ADR	Pershing LLC	1,450	12,069,800	USD	100.00	04/20/18	3,574
Randgold Resources Ltd., ADR	Pershing LLC	700	5,826,800	USD	85.00	05/18/18	211,045
Randgold Resources Ltd., ADR	Pershing LLC	700	5,826,800	USD	90.00	05/18/18	99,329
Rio Tinto plc, ADR	Pershing LLC	1,000	5,153,000	USD	55.00	04/20/18	33,021
Rio Tinto plc, ADR	Pershing LLC	1,000	5,153,000	USD	55.00	05/18/18	86,248
Rio Tinto plc, ADR	Pershing LLC	1,000	5,153,000	USD	52.50	06/15/18	233,227
Royal Dutch Shell plc	Morgan Stanley	315	7,035,525	GBp	2,600.00	04/18/18	103
Royal Dutch Shell plc	Morgan Stanley	333	7,437,555	GBp	2,300.00	05/18/18	95,929
Royal Dutch Shell plc	Morgan Stanley	325	7,258,875	GBp	2,200.00	06/15/18	326,096
Royal Gold Inc.	Pershing LLC	1,030	8,844,610	USD	87.50	04/20/18	118,162
Royal Gold Inc.	Pershing LLC	1,000	8,587,000	USD	87.50	05/18/18	242,583
Royal Gold Inc.	Pershing LLC	1,000	8,587,000	USD	85.00	06/15/18	443,596
Schlumberger Ltd.	Pershing LLC	1,175	7,611,650	USD	67.50	05/18/18	195,865
Schlumberger Ltd.	Pershing LLC	1,120	7,255,360	USD	67.50	06/15/18	226,094
Suncor Energy Inc.	Pershing LLC	625	2,158,750	USD	35.00	04/20/18	35,284
Suncor Energy Inc.	Pershing LLC	625	2,158,750	USD	36.00	05/18/18	39,854
Suncor Energy Inc.	Pershing LLC	625	2,158,750	USD	33.50	06/15/18	127,999
TechnipFMC plc	Pershing LLC	400	1,178,000	USD	30.00	05/18/18	54,208
The Williams Companies Inc.	Pershing LLC	660	1,640,760	USD	32.00	04/20/18	110
The Williams Companies Inc.	Pershing LLC	725	8,183,438	USD	30.00	05/18/18	3,116
The Williams Companies Inc.	Pershing LLC	745	1,852,070	USD	28.00	06/15/18	18,863
TOTAL SA, ADR	Pershing LLC	975	5,624,775	USD	57.50	04/20/18	106,730
TOTAL SA, ADR	Pershing LLC	1,000	5,769,000	USD	57.50	05/18/18	169,453
TOTAL SA, ADR	Pershing LLC	1,000	5,769,000	USD	57.50	06/15/18	167,354
Valero Energy Corp.	Pershing LLC	375	3,478,875	USD	92.50	05/18/18	129,389
Valero Energy Corp.	Pershing LLC	365	3,386,105	USD	92.50	06/15/18	159,026
VanEck Vectors Gold Miners ETF	Pershing LLC	4,000	8,792,000	USD	23.00	04/20/18	62,448
VanEck Vectors Gold Miners ETF	Pershing LLC	6,700	14,726,600	USD	24.00	04/20/18	31,559
VanEck Vectors Gold Miners ETF	Pershing LLC	2,700	5,934,600	USD	22.50	05/18/18	154,010
VanEck Vectors Gold Miners ETF	Pershing LLC	8,300	18,243,400	USD	23.00	05/18/18	338,195
VanEck Vectors Gold Miners ETF	Pershing LLC	10,000	21,980,000	USD	21.50	06/15/18	1,290,845

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Wheaton Precious Metals Corp.	Pershing LLC	1,500	3,055,500	USD	22.50	04/20/18	$5,199
Wheaton Precious Metals Corp.	Pershing LLC	1,500	3,055,500	USD	20.50	05/18/18	112,679

TOTAL OTC CALL OPTIONS WRITTEN							$13,111,738

OTC Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	Pershing LLC	931	6,275,871	USD	73.50	04/20/18	$558,504
Energy Select Sector SPDR ETF	Pershing LLC	1,500	10,111,500	USD	64.50	05/18/18	146,046
VanEck Vectors Gold Miners ETF	Pershing LLC	6,000	13,188,000	USD	22.30	04/20/18	401,393
VanEck Vectors Gold Miners ETF	Pershing LLC	6,700	14,726,600	USD	21.00	05/18/18	250,065
VanEck Vectors Gold Miners ETF	Pershing LLC	1,546	3,398,108	USD	20.00	08/17/18	83,701

TOTAL OTC PUT OPTIONS WRITTEN							$1,439,709

Description		Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.8)%
Agnico Eagle Mines Ltd.		2,380	10,012,660	USD	46.00	05/18/18	$152,320
Alacer Gold Corp.		8,000	1,640,000	CAD	2.50	05/18/18	24,838
Alacer Gold Corp.		7,800	1,599,000	CAD	2.50	07/20/18	78,705
Andeavor		125	1,257,000	USD	100.00	04/20/18	41,250
AngloGold Ashanti Ltd., ADR		1,678	1,592,422	USD	9.00	04/20/18	109,070
AngloGold Ashanti Ltd., ADR		1,900	1,803,100	USD	10.00	04/20/18	28,500
Apache Corp.		315	1,212,120	USD	40.00	04/20/18	21,735
Apache Corp.		380	1,462,240	USD	37.50	06/15/18	119,700
Barrick Gold Corp.		2,683	3,340,335	USD	15.00	04/20/18	8,049
Cabot Oil & Gas Corp.		425	1,019,150	USD	28.00	04/20/18	1,700
Cabot Oil & Gas Corp.		375	899,250	USD	25.00	07/20/18	45,000
Centerra Gold Inc.		1,500	1,108,500	CAD	8.00	05/18/18	14,553
Centerra Gold Inc.		1,500	1,108,500	CAD	8.00	07/20/18	34,928
Chevron Corp.		720	8,210,880	USD	115.00	04/20/18	144,000
Chevron Corp.		765	8,724,060	USD	120.00	06/15/18	155,295
Cimarex Energy Co.		130	1,215,500	USD	95.00	06/15/18	66,560
Cimarex Energy Co.		120	1,122,000	USD	125.00	06/15/18	2,100
ConocoPhillips		450	2,668,050	USD	55.00	06/15/18	263,250
Detour Gold Corp.		4,794	6,251,376	CAD	15.00	04/20/18	16,745
Detour Gold Corp.		3,200	4,172,800	CAD	13.00	05/18/18	196,220
Detour Gold Corp.		3,500	4,564,000	CAD	13.00	06/15/18	248,574

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Devon Energy Corp.	425	1,351,075	USD	44.00	04/20/18	$850
Devon Energy Corp.	420	1,335,180	USD	33.00	07/20/18	93,660
Endeavour Mining Corp.	950	2,258,150	CAD	25.00	04/20/18	20,278
Endeavour Mining Corp.	950	2,258,150	CAD	25.00	07/20/18	81,111
EOG Resources Inc.	450	4,737,150	USD	115.00	04/20/18	6,525
EOG Resources Inc.	475	5,000,325	USD	100.00	07/20/18	420,375
EQT Corp.	230	1,092,730	USD	55.00	06/15/18	14,375
EQT Corp.	230	1,092,730	USD	60.00	06/15/18	4,025
Exxon Mobil Corp.	1,690	12,609,090	USD	75.00	06/15/18	392,080
Fortuna Silver Mines Inc.	4,500	2,344,500	USD	5.00	06/15/18	234,000
Fortuna Silver Mines Inc.	4,500	2,344,500	USD	5.00	09/21/18	326,250
Gold Fields Ltd.	3,000	1,206,000	USD	4.50	04/20/18	9,000
Gold Fields Ltd.	4,000	1,608,000	USD	4.00	07/20/18	144,000
Goldcorp Inc.	700	967,400	USD	13.00	04/20/18	65,800
Goldcorp Inc.	2,400	3,316,800	USD	15.00	04/20/18	21,600
Halliburton Co.	360	1,689,840	USD	45.00	06/15/18	135,900
Halliburton Co.	360	1,689,840	USD	47.50	06/15/18	89,280
Helmerich & Payne Inc.	150	998,400	USD	65.00	06/15/18	70,500
Kinder Morgan Inc.	1,400	2,108,400	USD	18.00	04/20/18	2,800
Kirkland Lake Gold Ltd.	1,500	2,995,500	CAD	19.00	04/20/18	151,356
Kirkland Lake Gold Ltd.	438	874,686	CAD	19.00	07/20/18	72,244
MAG Silver Corp.	2,400	3,028,800	CAD	16.00	04/20/18	3,726
MAG Silver Corp.	2,400	3,028,800	CAD	15.00	05/18/18	4,657
MAG Silver Corp.	2,400	3,028,800	CAD	15.00	07/20/18	69,857
Marathon Petroleum Corp.	400	2,924,400	USD	70.00	04/20/18	168,800
Newfield Exploration Co.	200	488,400	USD	24.00	06/15/18	44,000
Newmont Mining Corp.	1,500	5,860,500	USD	39.00	04/20/18	166,500
Noble Energy Inc.	426	1,290,780	USD	30.00	08/17/18	121,410
Occidental Petroleum Corp.	300	1,948,800	USD	65.00	06/15/18	88,200
OceanaGold Corp.	10,000	3,470,000	CAD	3.50	04/20/18	112,547
OceanaGold Corp.	10,000	3,470,000	CAD	4.00	04/20/18	19,405
OceanaGold Corp.	10,000	3,470,000	CAD	4.00	06/15/18	81,500
Osisko Gold Royalties Ltd.	2,400	2,985,600	CAD	15.00	04/20/18	9,314
Phillips 66	350	3,357,200	USD	95.00	04/20/18	76,300
Pioneer Natural Resources Co.	145	2,490,810	USD	170.00	06/15/18	149,350
Pretium Resources Inc.	1,350	899,100	USD	8.00	06/15/18	40,500
Pretium Resources Inc.	1,340	892,440	USD	11.00	06/15/18	6,700
Randgold Resources Ltd., ADR	1,379	11,478,796	USD	85.00	06/15/18	537,810
Range Resources Corp.	300	436,200	USD	17.00	06/15/18	14,250
Range Resources Corp.	300	436,200	USD	16.00	08/17/18	36,750
Schlumberger Ltd.	1,070	6,931,460	USD	70.00	04/20/18	40,660
SEMAFO Inc.	8,500	3,153,500	CAD	4.00	07/20/18	131,952
TechnipFMC plc	365	1,074,925	USD	34.00	04/20/18	3,650

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
TechnipFMC plc	385	1,133,825	USD	30.00	07/20/18	$63,525
Torex Gold Resources Inc.	3,000	2,373,000	CAD	15.00	04/20/18	5,821
Torex Gold Resources Inc.	2,900	2,293,900	CAD	11.00	07/20/18	67,528
Valero Energy Corp.	360	3,339,720	USD	95.00	04/20/18	46,080
VanEck Vectors Gold Miners ETF	495	1,088,010	USD	22.00	06/15/18	52,470
Wheaton Precious Metals Corp.	745	1,517,565	USD	20.00	06/15/18	90,145

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN						$6,382,508

Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	1,530	10,313,730	USD	64.00	06/15/18	$263,160
VanEck Vectors Gold Miners ETF	5,652	12,423,096	USD	20.00	06/15/18	180,864

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN						$444,024

TOTAL OPTIONS WRITTEN						$21,377,979

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$341,177,851	$22,382,167	$363,560,018
Energy and Energy Services	311,985,504	—	311,985,504
Total Common Stocks	653,163,355	22,382,167	675,545,522
Convertible Preferred Stocks (a)	2,558,707	—	2,558,707
Warrants (a)	—	1,825	1,825
Convertible Corporate Bonds (a)	—	3,379,298	3,379,298
Corporate Bonds (a)	—	9,647,750	9,647,750
U.S. Government Obligations	—	97,808,514	97,808,514
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$655,722,062	$133,219,554	$788,941,616
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value) EQUITY CONTRACTS:
Call Options Written	$ (4,840,893)	$(14,653,353)	$(19,494,246)
Put Options Written	(444,024)	(1,439,709)	(1,883,733)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (5,284,917)	$(16,093,062)	$(21,377,979)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At March 31, 2018, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2018 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2018, there were no short sales outstanding.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President& Ombudsman

Laurissa M. Martire

Vice President& Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.